Net Loss Per Share - Summary of Basic and Diluted Net Income (Loss) Per Ordinary Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss attributable to common stockholder, basic and diluted	$ (25,674)	$ (104,682)	$ (20,467)	$ (14,714)	$ (130,356)	$ (35,181)	$ (63,544)	$ (35,835)
Weighted average shares of common stock outstanding, basic and diluted	117,864,896		67,111,977		102,868,390	65,096,986	64,938,930	57,247,816
Net loss per share attributable to common stockholder, basic and diluted	$ (0.22)		$ (0.3)		$ (1.27)	$ (0.54)	$ (0.98)	$ (0.63)